Dividends - Disclosure of Detailed Information about Dividends Explanatory (Details) (Bendon Limited) - Bendon Limited [Member] - NZD ($) $ in Thousands	Jan. 31, 2018	Jan. 31, 2017	Jun. 30, 2016	Jun. 30, 2015
Australian Franking Credits [Member]
DisclosureOfDividendsLineItems [Line Items]
Unused tax credits for which no deferred tax asset recognised	$ 3,995	$ 3,757	$ 3,808	$ 4,113
New Zealand Imputation Credits [Member]
DisclosureOfDividendsLineItems [Line Items]
Unused tax credits for which no deferred tax asset recognised	$ 236	$ 235	$ 235	$ 235